SEGMENT DISCLOSURES - Disclosure of detailed information about entity reportable segments, assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Segments [Line Items]
Cash and cash equivalents	$ 83,391	$ 103,303	$ 61,083
Other investments	10,035	11,200	4,767
Accounts and other receivables	13,136	14,462
Loans receivable	3,729
Income tax receivable	4,024	177
Inventories	19,184	27,485
Prepaid expenses	16,951	5,135
Non-current deposits	565	599
Non-current IVA receivable	10,154	4,256
Deferred income tax asset	0	936
Non-current income tax receivable	3,570	3,570
Intangible assets	0	40
Right-of-use leased assets	806	664
Mineral property, plant and equipment	233,892	122,197
Total assets	399,437	294,024
Accounts payable and accrued liabilities	39,831	31,991
Income taxes payable	6,616	4,228
Loans payable	14,510	10,494	9,672
Lease obligations	1,073	1,001	1,094
Provision for reclamation and rehabilitation	7,601	7,397	$ 8,876
Deferred income tax liability	12,944	1,506
Other non-current liabilities	968	0
Total liabilities	83,543	56,617
Corporate [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	38,466	68,149
Other investments	10,035	11,200
Accounts and other receivables	383	812
Loans receivable	3,729
Income tax receivable	17	169
Inventories	120	351
Prepaid expenses	1,685	1,327
Non-current deposits	150	150
Non-current IVA receivable	0	164
Deferred income tax asset		0
Non-current income tax receivable	3,570	3,570
Intangible assets		2
Right-of-use leased assets	512	564
Mineral property, plant and equipment	616	373
Total assets	59,283	86,831
Accounts payable and accrued liabilities	6,837	10,121
Income taxes payable	65	29
Loans payable	0	43
Lease obligations	780	896
Provision for reclamation and rehabilitation	0	0
Deferred income tax liability	0	0
Other non-current liabilities	0
Total liabilities	7,682	11,089
Exploration [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	1,935	144
Other investments	0	0
Accounts and other receivables	669	0
Loans receivable	0
Income tax receivable	0	1
Inventories	0	0
Prepaid expenses	144	118
Non-current deposits	2	0
Non-current IVA receivable	0	0
Deferred income tax asset		0
Non-current income tax receivable	0	0
Intangible assets		1
Right-of-use leased assets	0	0
Mineral property, plant and equipment	81,660	18,963
Total assets	84,410	19,227
Accounts payable and accrued liabilities	743	238
Income taxes payable	282	0
Loans payable	0	0
Lease obligations	0	0
Provision for reclamation and rehabilitation	44	0
Deferred income tax liability	0	0
Other non-current liabilities	69
Total liabilities	1,138	238
Guanacevi [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	32,997	27,060
Other investments	0	0
Accounts and other receivables	5,824	6,706
Loans receivable	0
Income tax receivable	3,934	3
Inventories	14,094	19,852
Prepaid expenses	1,155	844
Non-current deposits	321	321
Non-current IVA receivable	1,505	1,434
Deferred income tax asset		0
Non-current income tax receivable	0	0
Intangible assets		15
Right-of-use leased assets	0	100
Mineral property, plant and equipment	67,261	54,234
Total assets	127,091	110,569
Accounts payable and accrued liabilities	19,875	15,247
Income taxes payable	5,539	3,563
Loans payable	1,025	2,005
Lease obligations	293
Provision for reclamation and rehabilitation	4,103	3,997
Deferred income tax liability	12,647	1,271
Other non-current liabilities	443
Total liabilities	43,925	26,083
Bolanitos [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	7,371	4,234
Other investments	0	0
Accounts and other receivables	6,246	6,633
Loans receivable	0
Income tax receivable	73	2
Inventories	4,942	7,057
Prepaid expenses	536	349
Non-current deposits	92	128
Non-current IVA receivable	0	0
Deferred income tax asset		936
Non-current income tax receivable	0	0
Intangible assets		17
Right-of-use leased assets	294	0
Mineral property, plant and equipment	28,106	27,371
Total assets	47,660	46,727
Accounts payable and accrued liabilities	5,327	4,667
Income taxes payable	730	636
Loans payable	2,092	4,048
Lease obligations	0	105
Provision for reclamation and rehabilitation	3,203	3,237
Deferred income tax liability	297	235
Other non-current liabilities	437
Total liabilities	12,086	12,928
El Compas [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents		3,349
Other investments		0
Accounts and other receivables		308
Income tax receivable		2
Inventories		195
Prepaid expenses		20
Non-current deposits		0
Non-current IVA receivable		0
Deferred income tax asset		0
Non-current income tax receivable		0
Intangible assets		2
Right-of-use leased assets		0
Mineral property, plant and equipment		2,005
Total assets		5,881
Accounts payable and accrued liabilities		141
Income taxes payable		0
Loans payable		0
Lease obligations		0
Provision for reclamation and rehabilitation		163
Deferred income tax liability		0
Total liabilities		304
Terronera [Member]
Disclosure Of Segments [Line Items]
Cash and cash equivalents	2,622	367
Other investments	0	0
Accounts and other receivables	14	3
Loans receivable	0
Income tax receivable	0	0
Inventories	28	30
Prepaid expenses	13,431	2,477
Non-current deposits	0	0
Non-current IVA receivable	8,649	2,658
Deferred income tax asset		0
Non-current income tax receivable	0	0
Intangible assets		3
Right-of-use leased assets	0	0
Mineral property, plant and equipment	56,249	19,251
Total assets	80,993	24,789
Accounts payable and accrued liabilities	7,049	1,577
Income taxes payable	0	0
Loans payable	11,393	4,398
Lease obligations	0	0
Provision for reclamation and rehabilitation	251	0
Deferred income tax liability	0	0
Other non-current liabilities	19
Total liabilities	$ 18,712	$ 5,975